INCOME TAX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Deductible temporary differences	$ 3	$ 6
Israel
Income Tax [Line Items]
Corporate tax rate	23.00%
Israel | No Expiration [member]
Income Tax [Line Items]
Net operating losses	$ 350
U.S.
Income Tax [Line Items]
Corporate tax rate	21.00%
Net operating losses	$ 45